Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 1,866,352	$ 701,729	$ 3,595,705	$ 2,037,059
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	525,806	269,460	1,242,446	802,503
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	283,003	89,062	472,788	249,807
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	398,816	118,156	704,312	344,463
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 658,727	$ 225,051	$ 1,176,159	$ 640,286
Customer A | Customer concentration risk | Revenue benchmark
Disaggregation of Revenue [Line Items]
Customer concentration risk		12.40%		11.50%
Customer B | Customer concentration risk | Revenue benchmark
Disaggregation of Revenue [Line Items]
Customer concentration risk				10.70%